United States

Securities and Exchange Commission

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07925

(Investment Company Act file number)

WesMark Funds

(Exact name of registrant as specified in charter)

One Bank Plaza, 5th floor

Wheeling, WV 26003

(Address of principal executive offices)

(304) 234-9000

(Registrant’s telephone number)

Karen Gilomen, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end:  December 31

Date of reporting period:  January 1 – June 30, 2019

Item 1. Reports to Stockholders.

Small Company Growth Fund

Growth Fund

Balanced Fund

Government Bond Fund

West Virginia Municipal Bond Fund

Tactical Opportuntiy Fund

WesMark Funds℠

Semi-Annual Report » 6.30.19

WesMark Small Company Growth Fund	» WMKSX
WesMark Growth Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.wesmarkfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.wesmarkfunds.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-800-864-1013 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Table of Contents

June 30, 2019

Small Company Growth Fund
Portfolio of Investments Summary Table	2
Portfolio of Investments	3
Growth Fund
Portfolio of Investments Summary Table	6
Portfolio of Investments	7
Balanced Fund
Portfolio of Investments Summary Table	9
Portfolio of Investments	10
Government Bond Fund
Portfolio of Investments Summary Table	15
Portfolio of Investments	16
West Virginia Municipal Bond Fund
Portfolio of Investments Summary Table	22
Portfolio of Investments	23
Tactical Opportunity Fund
Portfolio of Investments Summary Table	28
Portfolio of Investments	29
Statements of Assets and Liabilities	31
Statements of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	37
Notes to Financial Statements	43
Shareholder Expense Example	56
Board Review of Advisory Contract	57
Additional Information	59
Glossary of Terms	60

Semi-Annual Report » June 30, 2019

Portfolio of Investments Summary Table

WesMark Small Company Growth Fund	June 30, 2019 (Unaudited)

At June 30, 2019, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	91.7%
SHORT TERM INVESTMENTS(2)	5.3%
EXCHANGE TRADED FUNDS (ETF)	2.6%
OTHER ASSETS AND LIABILITIES - NET(3)	0.4%
TOTAL NET ASSETS	100.0%

At June 30, 2019, the Fund's Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Industrials	22.5%
Health Care	22.3%
Information Technology	16.4%
Financials	13.3%
Consumer Discretionary	7.7%
Consumer Staples	2.7%
Exchange Traded Funds	2.6%
Energy	2.1%
Materials	1.7%
Consumer, Non-cyclical	1.1%
Technology	1.0%
Utilities	0.6%
Communication Services	0.3%
Equity Portfolio Sub-Total	94.3%
Short Term Investments(2)	5.3%
Other Assets and Liabilities - Net(3)	0.4%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2)	Short Term Investments include investment in a money market mutual fund.

(3)	Assets, other than investments in securities, less liabilities.

(4)	Securities are assigned to a sector classification by the Fund's advisor.

2	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2019 (Unaudited)	WesMark Small Company Growth Fund

Shares/Principal Amount		Value
COMMON STOCKS-91.7%
COMMUNICATION SERVICES-0.3%
	Interactive Home Entertainment-0.3%
35,000	Glu Mobile, Inc.(1)	$251,300

TOTAL COMMUNICATION SERVICES		251,300

CONSUMER DISCRETIONARY-7.7%
	Apparel Retail-1.5%
32,408	Foot Locker, Inc.	1,358,543

	Automotive Retail-1.4%
10,623	Lithia Motors, Inc., Class A	1,261,800

	Education Services-3.0%
71,705	Chegg, Inc.(1)	2,767,096

	Hotels, Resorts & Cruise Lines-0.3%
30,000	Target Hospitality Corp.(1)	273,000

	Restaurants-0.6%
12,942	Cheesecake Factory, Inc.	565,824

	Specialty Stores-0.9%
24,287	Dick's Sporting Goods, Inc.	841,059

TOTAL CONSUMER DISCRETIONARY		7,067,322

CONSUMER STAPLES-2.7%
	Food Retail-0.4%
19,300	Sprouts Farmers Market, Inc.(1)	364,577

	Packaged Foods & Meats-2.3%
23,989	Freshpet, Inc.(1)	1,091,739
42,968	Simply Good Foods Co.(1)	1,034,669
		2,126,408
TOTAL CONSUMER STAPLES		2,490,985

CONSUMER, NON-CYCLICAL-1.1%
	Healthcare-Products-0.8%
28,010	Misonix, Inc.(1)	712,014

	Pharmaceuticals-0.3%
121,156	Senseonics Holdings, Inc.(1)	247,158

TOTAL CONSUMER, NON-CYCLICAL		959,172

Shares/Principal Amount		Value
ENERGY-2.1%
	Energy-Alternate Sources-1.0%
38,077	TPI Composites, Inc.(1)	$941,263

	Oil & Gas Exploration & Production-1.1%
62,647	EQT Corp.	990,449

TOTAL ENERGY		1,931,712

FINANCIALS-13.3%
	Asset Management & Custody Banks-1.1%
61,132	Victory Capital Holdings, Inc., Class A(1)	1,050,248

	Banks-0.6%
9,400	Pinnacle Financial Partners, Inc.	540,312

	Investment Banking & Brokerage-2.9%
45,541	Stifel Financial Corp.	2,689,651

	Life & Health Insurance-1.3%
34,337	Trupanion, Inc.(1)	1,240,596

	Regional Banks-7.4%
23,345	BancorpSouth Bank	677,939
16,169	Banner Corp.	875,551
29,682	Cadence BanCorp	617,386
29,614	CenterState Bank Corp.	682,010
33,762	First Bancorp/Southern Pines, NC	1,229,612
20,474	Franklin Financial Network, Inc.	570,406
34,078	Fulton Financial Corp.	557,857
52,504	Old National Bancorp	871,041
28,160	Trustmark Corp.	936,320
		7,018,122
TOTAL FINANCIALS		12,538,929

HEALTH CARE-22.3%
	Health Care Equipment-5.7%
29,846	Hill-Rom Holdings, Inc.	3,122,489
29,846	Integra LifeSciences Holdings Corp.(1)	1,666,899
18,253	IntriCon Corp.(1)	426,390
		5,215,778
	Health Care Supplies-1.5%
22,218	Neogen Corp.(1)	1,379,960

Semi-Annual Report | June 30, 2019	3

Portfolio of Investments

WesMark Small Company Growth Fund	June 30, 2019 (Unaudited)

Shares/Principal Amount		Value
	Health Care Technology-8.2%
219,275	Allscripts Healthcare Solutions, Inc.(1)	$2,550,168
42,782	Teladoc Health, Inc.(1)	2,841,153
67,569	Vocera Communications, Inc.(1)	2,156,803
		7,548,124
	Life Sciences Tools & Services-6.9%
14,284	Charles River Laboratories International, Inc.(1)	2,026,900
10,032	ICON PLC(1)	1,544,627
55,062	Syneos Health, Inc.(1)	2,813,118
		6,384,645
TOTAL HEALTH CARE		20,528,507

INDUSTRIALS-22.5%
	Aerospace & Defense-7.3%
56,523	Hexcel Corp.	4,571,580
24,246	Moog, Inc., Class A	2,269,668
		6,841,248
	Airlines-1.7%
11,146	Allegiant Travel Co.	1,599,451

	Building Products-6.2%
44,987	AAON, Inc.	2,257,448
12,636	Lennox International, Inc.	3,474,900
		5,732,348
	Construction & Engineering-4.5%
109,810	Quanta Services, Inc.	4,193,644

	Trading Companies & Distributors-1.6%
11,414	United Rentals, Inc.(1)	1,513,839

	Trucking-1.2%
18,411	Ryder System, Inc.	1,073,361

TOTAL INDUSTRIALS		20,953,891

INFORMATION TECHNOLOGY-16.4%
	Application Software-2.6%
66,784	LivePerson, Inc.(1)	1,872,623
36,542	Nuance Communications, Inc.(1)	583,576
		2,456,199
	Data Processing & Outsourced Services-2.3%
71,206	I3 Verticals, Inc., Class A(1)	2,097,017

	Electronic Components-0.8%
38,989	Knowles Corp.(1)	713,889

Shares/Principal Amount		Value
	Electronic Equipment & Instruments-2.1%
17,549	OSI Systems, Inc.(1)	$1,976,544

	Systems Software-4.7%
94,168	FireEye, Inc.(1)	1,394,628
14,993	Qualys, Inc.(1)	1,305,590
28,401	Rapid7, Inc.(1)	1,642,714
		4,342,932
	Technology Distributors-1.0%
9,232	SYNNEX Corp.	908,429

	Technology Hardware, Storage & Peripherals-2.9%
175,634	Pure Storage, Inc., Class A(1)	2,681,931

TOTAL INFORMATION TECHNOLOGY		15,176,941

MATERIALS-1.7%
	Fertilizers & Agricultural Chemicals-1.7%
15,605	Scotts Miracle-Gro Co.	1,537,093

TOTAL MATERIALS		1,537,093

TECHNOLOGY-1.0%
	Computers-1.0%
14,296	Varonis Systems, Inc.(1)	885,494

TOTAL TECHNOLOGY		885,494

UTILITIES-0.6%
	Multi-Utilities-0.6%
23,000	MDU Resources Group, Inc.	593,400

TOTAL UTILITIES		593,400

TOTAL COMMON STOCKS
(Cost 54,508,186)		84,914,746

EXCHANGE TRADED FUNDS-2.6%
15,205	Vanguard® Small-Cap ETF	2,382,015

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,356,046)		2,382,015

4	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2019 (Unaudited)	WesMark Small Company Growth Fund

Shares/Principal Amount	Value
SHORT TERM INVESTMENTS-5.3%
Mutual Funds-5.3%
4,894,625	Federated Government Obligations Fund 7-Day Yield 2.277% (at net asset value)	$4,894,625

TOTAL SHORT TERM INVESTMENTS
(Cost $4,894,625)	4,894,625

TOTAL INVESTMENTS-99.6%
(Cost $61,758,857)	92,191,386
OTHER ASSETS AND LIABILITIES-NET(2)-0.4%	386,983
NET ASSETS-100.0%	$92,578,369

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2019.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2019	5

Portfolio of Investments Summary Table

WesMark Growth Fund	June 30, 2019 (Unaudited)

At June 30, 2019, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	97.7%
EXCHANGE TRADED FUNDS (ETF)	2.3%
SHORT TERM INVESTMENTS(2)	0.4%
OTHER ASSETS AND LIABILITIES - NET(3)	-0.4%
TOTAL NET ASSETS	100.0%

At June 30, 2019, the Fund's Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	31.2%
Consumer Discretionary	19.8%
Health Care	18.4%
Industrials	13.0%
Financials	8.1%
Consumer Staples	4.0%
Exchange Traded Funds	2.3%
Materials	1.6%
Energy	1.6%
Equity Portfolio Sub-Total	100.0%
Short Term Investments(2)	0.4%
Other Assets and Liabilities - Net(3)	-0.4%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Securities are assigned to a sector classification by the Fund's advisor.

6	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2019 (Unaudited)	WesMark Growth Fund

Shares/Principal Amount		Value
COMMON STOCKS-97.7%
CONSUMER DISCRETIONARY-19.8%
	Apparel Retail-2.1%
40,000	Burlington Stores, Inc.(1)	$6,806,000

	Apparel, Accessories & Luxury Goods-1.1%
180,991	Levi Strauss & Co., Class A(1)	3,779,092

	General Merchandise Stores-2.3%
69,000	Dollar Tree, Inc.(1)	7,409,910

	Home Improvement Retail-2.2%
34,000	Home Depot, Inc.	7,070,980

	Internet & Direct Marketing-1.4%
33,500	Expedia Group, Inc.	4,456,505

	Internet & Direct Marketing Retail-5.4%
9,300	Amazon.com, Inc.(1)	17,610,759

	Movies & Entertainment-3.2%
75,000	Walt Disney Co.	10,473,000

	Restaurants-2.1%
100,000	Restaurant Brands International, Inc.	6,954,000

TOTAL CONSUMER DISCRETIONARY		64,560,246

CONSUMER STAPLES-4.0%
	Distillers & Vintners-2.2%
36,000	Constellation Brands, Inc., Class A	7,089,840

	Packaged Foods & Meats-1.8%
110,000	Mondelez International, Inc., Class A	5,929,000

TOTAL CONSUMER STAPLES		13,018,840

ENERGY-1.6%
	Oil & Gas Refining & Marketing-1.6%
59,731	Valero Energy Corp.	5,113,571

TOTAL ENERGY		5,113,571

Shares/Principal Amount		Value
FINANCIALS-8.1%
	Asset Management & Custody Banks-2.4%
16,450	BlackRock, Inc.	$7,719,985

	Investment Banking & Brokerage-1.8%
132,500	Morgan Stanley	5,804,825

	Property & Casualty Insurance-2.0%
44,000	Chubb, Ltd.	6,480,760

	Regional Banks-1.9%
130,000	BB&T Corp.	6,386,900

TOTAL FINANCIALS		26,392,470

HEALTH CARE-18.4%
	Biotechnology-2.0%
35,000	Amgen, Inc.	6,449,800

	Health Care Equipment-2.8%
110,000	Abbott Laboratories	9,251,000

	Life Sciences Tools & Services-3.8%
51,500	IQVIA Holdings, Inc.(1)	8,286,350
15,000	Thermo Fisher Scientific, Inc.	4,405,200
		12,691,550

	Managed Health Care-3.0%
40,000	UnitedHealth Group, Inc.	9,760,400

	Pharmaceuticals-6.8%
180,000	Elanco Animal Health, Inc.(1)	6,084,000
28,250	Johnson & Johnson	3,934,660
57,000	Merck & Co., Inc.	4,779,450
65,000	Zoetis, Inc.	7,376,850
		22,174,960
TOTAL HEALTH CARE		60,327,710

INDUSTRIALS-13.0%
	Aerospace & Defense-6.4%
25,276	Boeing Co.	9,200,717
39,300	Raytheon Co.	6,833,484
62,500	Spirit AeroSystems Holdings, Inc., Class A	5,085,625
		21,119,826

	Air Freight & Logistics-2.7%
53,000	FedEx Corp.	8,702,070

Semi-Annual Report | June 30, 2019	7

Portfolio of Investments

WesMark Growth Fund	June 30, 2019 (Unaudited)

Shares/Principal Amount		Value
	Construction Machinery & Heavy Equipment-1.6%
75,000	Wabtec Corp.	$5,382,000

	Industrial Conglomerates-1.3%
25,000	Honeywell International, Inc.	4,364,750

	Trucking-1.0%
22,264	Old Dominion Freight Line, Inc.	3,323,125

TOTAL INDUSTRIALS		42,891,771

INFORMATION TECHNOLOGY-31.2%
	Application Software-4.7%
20,000	Adobe, Inc.(1)	5,893,000
63,000	salesforce.com, Inc.(1)	9,558,990
		15,451,990
	Communications Equipment-6.6%
70,000	Apple, Inc.	13,854,400
30,500	Arista Networks, Inc.(1)	7,918,410
		21,772,810
	Data Processing & Outsourced Services-5.0%
50,000	Genpact, Ltd.	1,904,500
33,000	Mastercard, Inc., Class A	8,729,490
48,000	PayPal Holdings, Inc.(1)	5,494,080
		16,128,070
	Internet Software & Services-5.0%
3,016	Alphabet, Inc., Class C(1)	3,260,024
6,000	Alphabet, Inc., Class A(1)	6,496,800
33,500	Facebook, Inc., Class A(1)	6,465,500
		16,222,324
	IT Consulting & Other Services-1.7%
30,000	Accenture PLC, Class A	5,543,100

	Semiconductors-4.1%
31,211	Broadcom, Inc.	8,984,398
225,000	ON Semiconductor Corp.(1)	4,547,250
		13,531,648
	Systems Software-4.1%
50,000	Microsoft Corp.	6,698,000
123,000	Oracle Corp.	7,007,310
		13,705,310
TOTAL INFORMATION TECHNOLOGY		102,355,252

Shares/Principal Amount		Value
MATERIALS-1.6%
	Specialty Chemicals-1.6%
45,000	PPG Industries, Inc.	$5,251,950
TOTAL MATERIALS		5,251,950

TOTAL COMMON STOCKS
(Cost 176,847,889)		319,911,810

EXCHANGE TRADED FUNDS-2.3%
15,348	SPDR S&P 500 ETF Trust	4,496,964
70,000	SPDR S&P Homebuilders ETF	2,917,600

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,281,545)		7,414,564

SHORT TERM INVESTMENTS-0.4%
	Mutual Funds-0.4%
1,405,518	Federated Government Obligations Fund 7-Day Yield 2.277% (at net asset value)	1,405,518

TOTAL SHORT TERM INVESTMENTS
(Cost $1,405,518)		1,405,518

TOTAL INVESTMENTS-100.4%
(Cost $185,534,952)		328,731,892
OTHER ASSETS AND LIABILITIES-NET(2)-(0.4)%		(1,434,582)
NET ASSETS-100.0%		$327,297,310

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2019.

See Notes to Financial Statements which are an integral part of the Financial Statements.

8	www.wesmarkfunds.com

Portfolio of Investments Summary Table

June 30, 2019 (Unaudited)	WesMark Balanced Fund

At June 30, 2019, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	61.4%
EXCHANGE TRADED FUNDS (ETF)	0.8%
CORPORATE BONDS	15.6%
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	11.0%
TAXABLE MUNICIPAL BONDS	3.7%
U.S. GOVERNMENT AGENCY SECURITIES	3.7%
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	2.6%
FIXED INCOME PORTFOLIO SUB-TOTAL	36.6%
SHORT TERM INVESTMENTS(2)	0.7%
OTHER ASSETS AND LIABILITIES - NET(3)	0.5%
TOTAL NET ASSETS	100.0%

At June 30, 2019, the Fund's Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	11.5%
Health Care	10.1%
Consumer Staples	8.6%
Financials	8.0%
Energy	6.6%
Industrials	6.4%
Real Estate	3.2%
Materials	2.9%
Utilities	1.9%
Consumer Discretionary	1.2%
Telecommunication Services	1.0%
Exchange Traded Funds	0.8%
Equity Portfolio Sub-Total	62.2%
U.S. Government Agencies (Combined)	17.3%
Corporate Bonds	15.6%
Taxable Municipal Bonds	3.7%
Fixed Income Portfolio Sub-Total	36.6%
Short Term Investments(2)	0.7%
Other Assets and Liabilities - Net(3)	0.5%
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	Securities are assigned to a sector classification by the Fund's advisor.

Semi-Annual Report | June 30, 2019	9

Portfolio of Investments

WesMark Balanced Fund	June 30, 2019 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-61.4%
CONSUMER STAPLES-8.6%
	Household Products-1.9%
18,500	Procter & Gamble Co.	$2,028,525

	Hypermarkets & Super Centers-1.2%
12,000	Walmart, Inc.	1,325,880

	Packaged Foods & Meats-2.7%
61,129	Conagra Brands, Inc.	1,621,141
25,000	General Mills, Inc.	1,313,000
		2,934,141
	Soft Drinks-2.8%
20,000	Coca-Cola Co.	1,018,400
16,000	PepsiCo, Inc.	2,098,080
		3,116,480
TOTAL CONSUMER STAPLES		9,405,026

CONSUMER DISCRETIONARY-1.2%
	General Merchandise Stores-1.2%
15,000	Target Corp.	1,299,150

TOTAL CONSUMER DISCRETIONARY		1,299,150

ENERGY-6.6%
	Integrated Oil & Gas-4.0%
19,100	Chevron Corp.	2,376,804
35,000	TOTAL SA, Sponsored ADR	1,952,650
		4,329,454
	Oil & Gas Refining & Marketing-1.0%
13,000	Valero Energy Corp.	1,112,930

	Pipelines-1.6%
84,000	Kinder Morgan, Inc.	1,753,920

TOTAL ENERGY		7,196,304

FINANCIALS-8.0%
	Consumer Finance-2.5%
35,000	Discover Financial Services	2,715,650

	Diversified Banks-2.6%
10,000	JPMorgan Chase & Co.	1,118,000
34,000	US Bancorp	1,781,600
		2,899,600

Shares/Principal Amount		Value
	Life & Health Insurance-0.8%
9,093	Prudential Financial, Inc.	$918,393

	Regional Banks-2.1%
25,000	BB&T Corp.	1,228,250
8,000	PNC Financial Services Group, Inc.	1,098,240
		2,326,490
TOTAL FINANCIALS		8,860,133

HEALTH CARE-10.1%
	Biotechnology-3.3%
25,000	AbbVie, Inc.	1,818,000
9,500	Amgen, Inc.	1,750,660
		3,568,660
	Health Care Equipment-1.8%
20,000	Medtronic PLC	1,947,800

	Health Care Services-0.7%
15,000	CVS Health Corp.	817,350

	Pharmaceuticals-4.3%
25,000	Merck & Co., Inc.	2,096,250
60,000	Pfizer, Inc.	2,599,200
		4,695,450
TOTAL HEALTH CARE		11,029,260

INDUSTRIALS-6.4%
	Aerospace & Defense-4.2%
3,808	Boeing Co.	1,386,150
7,250	Lockheed Martin Corp.	2,635,665
4,500	United Technologies Corp.	585,900
		4,607,715
	Airlines-0.5%
10,000	Delta Air Lines, Inc.	567,500

	Electrical Components & Equipment-0.7%
12,000	Emerson Electric Co.	800,640

	Industrial Conglomerates-1.0%
6,000	Honeywell International, Inc.	1,047,540

TOTAL INDUSTRIALS		7,023,395

INFORMATION TECHNOLOGY-11.5%
	Communications Equipment-7.6%
26,000	Apple, Inc.	5,145,920

10	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2019 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
58,000	Cisco Systems, Inc.	$3,174,340
		8,320,260

	IT Consulting & Other Services-0.9%
12,216	Leidos Holdings, Inc.	975,448

	Semiconductors-3.0%
20,000	Intel Corp.	957,400
20,000	Texas Instruments, Inc.	2,295,200
		3,252,600
TOTAL INFORMATION TECHNOLOGY		12,548,308

MATERIALS-2.9%
	Commodity Chemicals-1.8%
40,000	Dow Chemical Co.	1,972,400

	Fertilizer & Agricultural Chemicals-0.3%
12,222	Corteva, Inc.(1)	361,405

	Special Chemicals-0.8%
12,222	EI du Pont de Nemours & Co.	917,506

TOTAL MATERIALS		3,251,311

REAL ESTATE-3.2%
	Industrial REITS-1.0%
13,000	Prologis, Inc.	1,041,300

	Residential REITS-1.0%
14,000	Equity Residential	1,062,880

	Specialized REITS-1.2%
10,800	Digital Realty Trust, Inc. REIT	1,272,132

TOTAL REAL ESTATE		3,376,312

TELECOMMUNICATION SERVICES-1.0%
	Integrated Telecommunication Services-1.0%
20,000	Verizon Communications, Inc.	1,142,600

TOTAL TELECOMMUNICATION SERVICES		1,142,600

UTILITIES-1.9%
	Electric Utilities-1.0%
13,025	Duke Energy Corp.	1,149,326

Shares/Principal Amount		Value
	Multi-Utilities-0.9%
13,250	Dominion Energy, Inc.	$1,024,490

TOTAL UTILITIES		2,173,816

TOTAL COMMON STOCKS
(Cost 45,806,020)		67,305,615

EXCHANGE TRADED FUNDS-0.8%
9,218	SPDR® S&P® Dividend ETF	929,912

TOTAL EXCHANGE TRADED FUNDS
(Cost $920,485)		929,912

CORPORATE BONDS-15.6%
	Banks-0.9%
$1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	1,028,057

	Communications Equipment-0.9%
1,000,000	Apple, Inc., 3M US L + 1.13%, 2/23/2021(2)	1,017,024

	Consumer Finance-0.5%
500,000	Capital One Financial Corp., 3M US L + 0.95%, 3/9/2022(2)	504,336

	Diversified Chemicals-0.9%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	1,014,053

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	873,590

	Integrated Telecommunication Services-1.9%
1,000,000	AT&T, Inc., Sr. Unsecured Notes, 3.950%, 1/15/2025	1,056,758

1,000,000	Verizon Communications, Inc., Sr. Unsecured Notes, 3M US L + 1.00%, 3/16/2022(2)	1,015,481
		2,072,239

Semi-Annual Report | June 30, 2019	11

Portfolio of Investments

WesMark Balanced Fund	June 30, 2019 (Unaudited)

Shares/Principal Amount		Value
	Internet Software & Services-1.8%
$2,000,000	Ebay, Inc., Sr. Unsecured Notes, 3M US L + 0.87%, 1/30/2023(2)	$2,010,653

	Investment Banking & Brokerage-0.9%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 1.60%, 11/29/2023(2)	1,027,507

	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	508,441

	Oil & Gas Exploration & Production-0.5%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	509,467

	Packaged Foods & Meats-0.5%
500,000	Kraft Heinz Foods Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	496,293

	Pharmaceuticals-1.4%
500,000	Pfizer, Inc., Sr. Unsecured Notes, 3.400%, 5/15/2024	527,724
1,000,000	Zoetis, Inc., Sr. Unsecured Notes, 3.250%, 2/1/2023	1,020,959
		1,548,683
	Real Estate-0.7%
750,000	Simon Property Group LP, Sr. Unsecured Notes, 2.750%, 2/1/2023	760,103

	Regional Banks-2.3%
500,000	PNC Bank NA, Subordinated Notes, 2.950%, 1/30/2023	510,158
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.50%, 7/27/2022(2)	1,002,425
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	1,037,114
		2,549,697

Shares/Principal Amount		Value
	Software & Services-1.1%
$400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	$411,219
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	786,168
		1,197,387
TOTAL CORPORATE BONDS
(Cost $16,857,538)		17,117,530

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-2.6%
	Agency Collat PAC CMO-1.8%
1,928,785	Series 2018-126, Class DA, 3.500%, 1/20/2048	1,987,951

	Federal Home Loan Mortgage Corp.-0.6%
617,268	Series 2015-4517, Class PC, 2.500%, 5/15/2044	622,230

	Federal National Mortgage Association-0.2%
237,112	Series 2013-9, Class KB, 2.500%, 12/25/2042, REMIC	240,423

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,775,996)		2,850,604

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-11.0%
	Commercial Mortgage-Backed Securities-1.9%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,609,090
500,000	Series 2012-C3, Class A4, 3.091%, 9/10/2022	511,786
		2,120,876
	Federal Home Loan Mortgage Corp.-0.2%
229,938	Pool G18527, 3.000%, 10/1/2029	235,187

	Federal National Mortgage Association-1.4%
437,242	Pool AM3301, 2.350%, 5/1/2023	440,127
349,476	Pool MA1449, 3.000%, 5/1/2028	356,507
644,839	Pool AM6756, 3.570%, 10/1/2029	694,448
		1,491,082

12	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2019 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
	FGLMC Collateral-1.6%
$1,724,598	3.500%, 9/1/2033	$1,784,049

	Small Business Administration Pools-1.5%
910,079	PRIME - 2.50%, 1/25/2042(2)	917,057
698,466	PRIME - 2.60%, 7/25/2042(2)	700,565
		1,617,622
	UMBS Collateral-4.4%
1,091,090	3.500%, 3/1/2039	1,123,620
1,940,864	4.000%, 1/1/2049	2,008,914
1,601,413	4.000%, 2/1/2049	1,655,147
		4,787,681
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $11,801,987)		12,036,497

U.S. GOVERNMENT AGENCY SECURITIES-3.7%
	Federal Farm Credit Banks-1.8%
2,000,000	2.450%, 11/29/2023	1,999,144

	Federal Home Loan Banks-1.9%
500,000	3.050%, 7/27/2028	500,001
525,000	4.090%, 9/20/2033	526,373
500,000	3.000%, 12/4/2026	500,649
450,000	5.250%, 6/10/2022	494,082
		2,021,105
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $3,973,408)		4,020,249

TAXABLE MUNICIPAL BONDS-3.7%
	Alaska-0.5%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	512,990
	Colorado-0.1%
135,000	Colorado State Housing and Finance Authority Revenue Bonds, Series A-1, 3.900%, 10/1/2032	141,851

Shares/Principal Amount		Value
	Florida-0.3%
$305,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	$306,150

	Illinois-0.2%
200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	200,456

	Michigan-0.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	281,097

	Ohio-1.0%
1,000,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	1,056,360

	Pennsylvania-0.9%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	524,975
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	493,668
		1,018,643
	Virginia-0.5%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	515,915

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $3,940,915)		4,033,462

Semi-Annual Report | June 30, 2019	13

Portfolio of Investments

WesMark Balanced Fund	June 30, 2019 (Unaudited)

Shares/Principal Amount	Value
SHORT TERM INVESTMENTS-0.7%
Mutual Funds-0.7%
767,720	Federated Government Obligations Fund 7-Day Yield 2.277% (at net asset value)	$767,720

TOTAL SHORT TERM INVESTMENTS
(Cost $767,720)	767,720

TOTAL INVESTMENTS-99.5%
(Cost $86,844,069)	109,061,589
OTHER ASSETS AND LIABILITIES-NET(3)-0.5%	533,657
NET ASSETS-100.0%	$109,595,246

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of June 30, 2019 was 2.32%

PRIME - US Prime Rate as of June 30, 2019 was 5.50%

(1)	Non-income producing security.
(2)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2019.

See Notes to Financial Statements which are an integral part of the Financial Statements.

14	www.wesmarkfunds.com

Portfolio of Investments Summary Table

June 30, 2019 (Unaudited)	WesMark Government Bond Fund

At June 30, 2019, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	58.2%
TAXABLE MUNICIPAL BONDS	19.1%
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	18.5%
U.S. TREASURY BONDS	3.4%
NON-TAXABLE MUNICIPAL BONDS	0.6%
FIXED INCOME PORTFOLIO SUB-TOTAL	99.8%
SHORT TERM INVESTMENTS(2)	0.8%
OTHER ASSETS AND LIABILITIES - NET(3)	-0.6%
TOTAL NET ASSETS	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.

Semi-Annual Report | June 30, 2019	15

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2019 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-58.2%
	Agency Collat CMO-1.2%
$2,710,650	Series 2012-273, Class 40, 4.000%, 8/15/2042	$2,886,420

	Agency Collat PAC CMO-2.1%
4,791,924	Series 2014-25, Class PA, 2.250%, 1/20/2044	4,848,080

	Federal Home Loan Mortgage Corp.-18.7%
1,408,290	Series 2012-276, Class 25, 2.500%, 9/15/2042	1,406,190
1,011,909	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	1,010,890
438,250	Series 2011-3919, Class CE, 2.750%, 10/15/2040, REMIC	445,165
2,076,703	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	2,096,171
3,533,635	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC	3,529,779
2,084,891	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	2,078,028
2,030,057	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	2,036,461
1,441,823	Series 2013-4187, Class CA, 2.000%, 4/15/2033, REMIC	1,425,950
951,287	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	954,643
427,706	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	424,734
662,400	Series 2014-4368, Class BE, 2.500%, 5/15/2031, REMIC	665,455
1,096,570	Series 2015-4472, Class MA, 3.000%, 5/15/2045, REMIC	1,113,529
1,682,689	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	1,678,820
3,428,173	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	3,479,625
1,479,218	Series 2016-4546, Class TE, 2.000%, 12/15/2045, REMIC	1,481,449
799,531	Series 2016-4616, Class HP, 3.000%, 9/15/2046, REMIC	824,033
4,129,305	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	4,131,112
3,312,628	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	3,430,080

Shares/Principal Amount		Value
$1,370,489	Series 2017-4655, Class LA, 3.500%, 3/15/2042, REMIC	$1,407,492
3,471,835	Series 2017-4657, Class TA, 3.500%, 11/15/2041, REMIC	3,571,420
2,871,881	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	2,993,010
3,398,386	Series 2017-4680, Class TA, 4.000%, 7/15/2044, REMIC	3,484,525
		43,668,561

	Federal National Mortgage Association-26.0%
603,596	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	641,663
962,222	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	991,403
1,724,040	Series 2003-W18, Class 2A, 4.385%, 6/25/2043, REMIC (1)	1,807,843
1,922,187	Series 2010-102, Class PE, 2.000%, 9/25/2040, REMIC	1,907,200
1,496,078	Series 2010-99, Class CP, 2.750%, 8/25/2040, REMIC	1,526,268
477,571	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	472,528
1,890,385	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	1,847,373
3,542,192	Series 2012-103, Class VC, 3.500%, 9/25/2029, REMIC	3,638,846
4,035,111	Series 2012-134, Class AE, 1.750%, 7/25/2040, REMIC	4,022,875
2,230,602	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	2,187,954
1,584,656	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	1,570,837
1,401,309	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	1,398,964
549,279	Series 2012-58, Class PA, 2.000%, 4/25/2042, REMIC	544,240
1,194,138	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	1,213,406
1,733,456	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	1,719,127
2,078,698	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	2,123,222
2,088,646	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	2,067,006
1,459,058	Series 2013-23, Class CB, 2.000%, 3/25/2033, REMIC	1,446,641

16	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2019 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
$665,861	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	$678,768
427,571	Series 2015-35, Class BH, 1.500%, 6/25/2045, REMIC	417,263
2,976,214	Series 2015-42, Class CA, 3.000%, 3/25/2044, REMIC	3,053,645
3,147,694	Series 2016-16, Class PD, 3.000%, 12/25/2044, REMIC	3,177,623
1,366,486	Series 2016-29, Class PC, 2.000%, 8/25/2045, REMIC	1,359,063
3,986,097	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	4,110,673
2,996,808	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	3,045,488
2,395,723	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	2,454,187
2,066,878	Series 2017-31, Class GA, 3.000%, 3/25/2044, REMIC	2,089,462
4,366,505	Series 2017-89, Class PL, 3.000%, 6/25/2043, REMIC	4,424,792
4,480,995	Series 2018-3, Class LD, 3.000%, 8/25/2046, REMIC	4,594,534
		60,532,894

	Government National Mortgage Association-9.4%
3,673,985	Series 2005-26, Class ZA, 5.500%, 1/20/2035	4,003,090
434,227	Series 2011-11, Class PC, 2.000%, 4/20/2040	431,505
503,224	Series 2012-48, Class MA, 2.500%, 4/16/2042	504,833
563,475	Series 2012-50, Class ED, 2.250%, 8/20/2040	570,306
1,558,826	Series 2013-38, Class KA, 1.250%, 2/20/2042	1,499,503
6,033,455	Series 2016-154, Class UP, 3.000%, 5/20/2045	6,172,519
1,246,866	Series 2016-43, Class UC, 3.500%, 3/20/2046	1,275,776
2,557,885	Series 2016-55, Class JA, 3.500%, 4/20/2046	2,643,863
4,954,486	Series 2016-77, Class MB, 2.000%, 9/20/2045	4,938,264
		22,039,659

Shares/Principal Amount		Value
	Other ABS-0.8%
$1,771,258	Series 2015-20D, Class 1, 2.510%, 4/1/2035	$1,784,157

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $135,462,050)		135,759,771

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-18.5%
	Federal Home Loan Mortgage Corp.-0.3%
692,800	Pool C91361, 4.000%, 3/1/2031	724,315

	Federal National Mortgage Association-6.3%
2,634,078	Pool MA0641, 4.000%, 2/1/2031	2,752,227
1,124,082	Pool MA0695, 4.000%, 4/1/2031	1,174,506
694,552	Pool MA0756, 4.000%, 6/1/2031	725,714
1,864,462	Pool MA0818, 4.000%, 8/1/2031	1,948,127
2,253,458	Pool MA1459, 3.000%, 6/1/2033	2,294,637
2,683,607	Pool AL5169, 4.000%, 4/1/2034	2,801,140
2,011,359	Pool 995026, 6.000%, 9/1/2036	2,281,175
610,418	Pool AL6620, 4.500%, 8/1/2042	660,359
		14,637,885
	FHLMC Collateral-1.0%
2,268,797	12M US L + 1.63%, 3/1/2049(1)	2,347,757

	FNMA Collateral-5.0%
1,139,915	4.000%, 2/1/2042	1,174,266
1,185,534	4.500%, 6/1/2044	1,270,920
1,925,819	12M US L + 1.62%, 6/1/2048(1)	1,994,273
2,047,984	12M US L + 1.623%, 1/1/2049(1)	2,135,903
4,825,627	12M US L + 1.611%, 4/1/2049(1)	4,983,086
		11,558,448
	GNMA2 Collateral-2.2%
4,910,026	5.500%, 2/20/2049	5,188,800

	Government National Mortgage Association-3.7%
2,304,610	Pool A09704, 3.000%, 10/20/2036	2,352,295
2,760,714	Pool A09713, 3.000%, 4/20/2037	2,817,856
2,591,610	Pool AY5131, 3.000%, 6/20/2037	2,645,255
452,843	Pool G24828, 4.500%, 10/20/2040	472,220

Semi-Annual Report | June 30, 2019	17

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2019 (Unaudited)

Shares/Principal Amount		Value
$381,720	Pool 589693, 4.500%, 7/15/2029	$405,251
		8,692,877
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $43,022,819)		43,150,082

U.S. TREASURY BONDS-3.4%
	U.S. Treasury Bond-3.4%
6,000,000	7.625%, 2/15/2025	7,850,742

TOTAL U.S. TREASURY BONDS
(Cost $7,866,950)		7,850,742

TAXABLE MUNICIPAL BONDS-19.1%
	Alabama-0.2%
500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	515,725

	California-1.9%
1,630,000	City of Fairfield CA, 4.358%, 6/1/2034	1,751,973
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	712,255
1,000,000	Santa Clara Valley, California, Transportation Authority Sales Tax Revenue, Build America Bonds, 5.876%, 4/1/2032	1,232,760
725,000	West Contra Costa, California, Unified School District Bonds, 4.194%, 8/1/2033	797,427
		4,494,415
	Colorado-0.5%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,048,200

	Georgia-0.4%
705,000	Atlanta, Georgia, Independent School System Qualified School Construction Bonds, 5.657%, 3/1/2027	854,707

Shares/Principal Amount		Value
	Idaho-0.4%
$1,000,000	Idaho State Building Authority Building Revenue State Office Campus Project Revenue Bonds, Series B, 3.580%, 9/1/2032	$1,037,780

	Indiana-0.2%
500,000	Indiana Finance Authority, Revenue Bonds, Series A, 3.166%, 7/1/2030	525,030

	Kansas-0.4%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	460,584
380,000	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds, 5.500%, 9/1/2023	386,433
		847,017
	Louisiana-0.6%
	City of New Orleans, Louisiana, Public Improvement Bonds:
515,000	Series A, 5.350%, 12/1/2027	577,603
300,000	Series A, 5.700%, 12/1/2030	339,426
500,000	Series A, 5.750%, 12/1/2033	564,305
		1,481,334
	Maryland-0.2%
465,000	Baltimore, Maryland, General Obligation Unlimited Bonds, Series C, 3.509%, 10/15/2034	483,288

	Massachusetts-0.4%
850,000	Massachusetts Housing Finance Agency, 3.800%, 6/1/2035	890,579

	Michigan-0.7%
605,000	City of Madison Heights, Michigan, General Obligation Bonds, 3.610%, 1/1/2031	622,079
1,000,000	Michigan Strategic Fund, Revenue Bonds, 2.522%, 10/15/2023	1,011,980
		1,634,059

18	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2019 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
	Minnesota-0.3%
$500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	$507,465
200,000	St Paul Independent School District No 625, 3.114%, 2/1/2034	199,898
		707,363
	Mississippi-0.0%(2)
85,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	88,147

	New York-1.6%
700,000	City of New York NY, 5.985%, 12/1/2036	910,791
500,000	New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds,, 4.000%, 8/1/2033	538,130
1,000,000	New York City, New York, Housing Development Corp. Revenue Bonds, Series D,, 4.253%, 11/1/2035	1,080,970
500,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-5, 3.580%, 8/1/2032	526,155
470,000	New York State Dormitory Authority State Personal Income Tax Revenue Build America Bonds, 5.500%, 3/15/2030	559,145
		3,615,191
	North Dakota-0.1%
250,000	North Dakota Housing Finance Agency, 3.700%, 7/1/2033	258,323

	Ohio-3.2%
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,031,710
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	569,970

Shares/Principal Amount		Value
$500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	$586,655
1,510,000	Licking Heights, Ohio, Local School District General Obligation Unlimited Bonds, 3.300%, 12/1/2026	1,525,009
1,040,000	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds, 6.650%, 12/1/2030	1,072,209
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,131,960
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	584,200
875,000	University of Akron, Ohio Revenue Bonds, Series B, 4.299%, 1/1/2033	910,009
		7,411,722
	Oregon-1.0%
500,000	Troutdale, Oregon General Obligation Limited Bonds, 3.350%, 6/1/2026	500,200
	Washington County, Clean Water Services Sewer, Build America Revenue Bonds:
750,000	5.228%, 10/1/2025	866,280
700,000	5.701%, 10/1/2030	852,208
		2,218,688
	Pennsylvania-2.7%
1,150,000	Commonwealth Financing Authority, Revenue Bonds, Series A, 3.743%, 6/1/2029	1,238,274
	County of Clinton, Pennsylvania, General Obligation Unlimited Bonds:
370,000	3.780%, 12/1/2029	391,012
285,000	3.880%, 12/1/2030	301,428
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,028,810

Semi-Annual Report | June 30, 2019	19

Portfolio of Investments

WesMark Government Bond Fund	June 30, 2019 (Unaudited)

Shares/Principal Amount		Value
$1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	$1,017,450
2,000,000	State Public School Building Authority, Pennsylvania Qualified School Construction Revenue Bonds, Series C, 5.088%, 9/15/2029	2,362,500
		6,339,474
	South Carolina-0.2%
415,000	Greer Trust, South Carolina, Important Projects Revenue Bonds, Series A, 3.722%, 12/1/2031	431,231

	Tennessee-0.5%
1,000,000	Tennessee State School Bond Authority, Qualified School Construction Bonds, 4.848%, 9/15/2027	1,165,910

	Texas-3.0%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	558,695
500,000	City of El Paso, Texas, General Obligation Bonds,, 4.944%, 8/15/2033	552,445
500,000	Corpus Christi, Texas, Taxable Certificates Obligation Bonds, Series B, 4.950%, 3/1/2038	565,965
1,000,000	North East Texas Independent School District, Qualified School Construction Bonds, 5.240%, 8/1/2027	1,198,210
1,015,000	Stephen F Austin State University, 4.192%, 10/15/2035	1,076,103
545,000	Texas State A & M University Revenue Bonds, Series C, 4.772%, 5/15/2033	591,096
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,406,444
		6,948,958

Shares/Principal Amount		Value
	Utah-0.1%
$250,000	Utah Municipal Power Agency, Revenue Bonds, Series A, 3.237%, 7/1/2028	$257,173

	West Virginia-0.3%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	200,264
345,000	Series D, 5.000%, 6/1/2028	344,206
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	253,590
		798,060
	Wisconsin-0.2%
430,000	Stanley, Wisconsin, Water & Sewer System Revenue Bonds, Series A, 3.570%, 5/1/2031	445,820

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $42,616,565)		44,498,194

NON-TAXABLE MUNICIPAL BONDS-0.6%
	Ohio-0.5%
1,000,000	City of Columbus OH, 4.070%, 4/1/2033	1,093,250

	Wisconsin-0.1%
305,000	City of Wauwatosa WI, 4.200%, 11/1/2034	327,439

TOTAL NON- TAXABLE MUNICIPAL BONDS
(Cost $1,305,000)		1,420,689

SHORT TERM INVESTMENTS-0.8%
	Mutual Funds-0.8%
1,914,161	Federated Government Obligations Fund 7-Day Yield 2.277% (at net asset value)	1,914,161

TOTAL SHORT TERM INVESTMENTS
(Cost $1,914,161)		1,914,161

20	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2019 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount	Value
TOTAL INVESTMENTS-100.6%
(Cost $232,187,545)	$234,593,639
OTHER ASSETS AND LIABILITIES-NET(3)-(0.6)%	(1,338,398)
NET ASSETS-100.0%	$233,255,241

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

12M US L - 12 Month LIBOR as of June 30, 2019 was 2.18%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Amount represents less than 0.05% of net assets.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2019.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2019	21

Portfolio of Investments Summary Table

WesMark West Virginia Municipal Bond Fund	June 30, 2019 (Unaudited)

At June 30, 2019, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
NON-TAXABLE MUNICIPAL BONDS	97.3%
SHORT TERM INVESTMENTS(2)	2.1%
OTHER ASSETS AND LIABILITIES - NET(3)	0.6%
TOTAL NET ASSETS	100.0%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets
Less than 1 Year	1.9%
1-3 Years	3.8%
3-5 Years	8.2%
5-10 Years	34.9%
10 Years or Greater	48.5%
Short Term Investments(2)	2.1%
Other Assets and Liabilities - Net (3)	0.6%
TOTAL	100.0%

S&P Ratings of Municipal Bonds as Percentage of Total Net Assets (4)
AAA	11.1%
AA	35.0%
A	20.0%
Not rated by S&P	31.2%
Short Term Investments(2)	2.1%
Other Assets and Liabilities - Net (3)	0.6%
TOTAL PORTFOLIO VALUE	100.0%

Moody's Ratings of Municipal Bonds as Percentage of Total Net Assets (4)
Aaa	3.9%
Aa	21.0%
A	31.8%
B	0.5%
Not rated by Moody's	40.1%
Short Term Investments(2)	2.1%
Other Assets and Liabilities - Net (3)	0.6%
TOTAL PORTFOLIO VALUE	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investments in securities, less liabilities.
(4)	These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category.

22	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2019 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-97.3%
	Arizona-0.4%
$500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	$535,685

	Ohio-1.1%
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,285,878

	West Virginia-95.8%
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,636,920
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,189,141
400,000	4.000%, 5/1/2024	409,428
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	305,388
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
200,000	Series B, 2.400%, 12/1/2022	205,564
100,000	Series B, 2.600%, 12/1/2023	103,112
100,000	Series B, 2.800%, 12/1/2024	103,379
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	388,041
450,000	Series C, 3.400%, 12/1/2034	468,491
345,000	Series D, 3.000%, 12/1/2024	365,800
585,000	Series D, 3.000%, 12/1/2025	622,914
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	416,951
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	330,602
950,000	5.000%, 6/1/2028	1,138,651
655,000	5.000%, 6/1/2029	781,441

Shares/Principal Amount		Value
$620,000	Series A, 5.300%, 3/1/2029	$621,873
285,000	Series C, 3.500%, 10/1/2025	286,057
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,206,709
1,100,000	3.000%, 6/1/2026	1,177,506
965,000	3.000%, 6/1/2027	1,025,843
100,000	3.000%, 6/1/2030	104,491
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	202,802
205,000	3.750%, 6/1/2025	213,547
215,000	3.850%, 6/1/2026	224,118
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	265,087
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	612,314
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	196,614
190,000	Series A, 3.000%, 3/1/2026	202,764
620,000	Series A, 4.000%, 3/1/2029	689,347
405,000	Series A, 3.500%, 12/1/2030	418,389
260,000	Series B, 3.000%, 10/1/2028	267,049
310,000	Series B, 4.000%, 6/1/2031	342,677
135,000	Series E, 3.000%, 6/1/2023	135,489
135,000	Series E, 3.300%, 6/1/2025	135,724
125,000	Series E, 3.400%, 6/1/2026	125,669
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	343,328
275,000	4.000%, 7/1/2032	303,666
	City of Clarksburg, West Virginia, Water Revenue Bonds:
600,000	Series A, 2.200%, 9/1/2019	599,796
170,000	Series E, 3.000%, 6/1/2020	170,792
180,000	Series E, 3.000%, 6/1/2022	181,347
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	520,369

Semi-Annual Report | June 30, 2019	23

Portfolio of Investments

WesMark West Virginia Municipal Bond Fund	June 30, 2019 (Unaudited)

Shares/Principal Amount		Value
$500,000	4.000%, 7/1/2024	$501,075
605,000	3.000%, 7/1/2025	605,478
575,000	3.100%, 7/1/2026	575,460
1,000,000	3.150%, 7/1/2027	1,000,710
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	315,186
300,000	3.000%, 11/1/2028	312,156
120,000	City of Kingwood, West Virginia,
	Sewer System Revenue Bonds, 4.000%, 10/1/2020	120,132
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023	250,305
490,000	Series A, 3.500%, 9/1/2027	490,828
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	233,550
600,000	Series B, 4.000%, 12/1/2027	624,612
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	537,445
535,000	Series A, 3.000%, 6/1/2029	555,517
555,000	Series A, 3.000%, 6/1/2030	573,332
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	111,550
225,000	Series C, 3.400%, 11/1/2031	228,310
380,000	Corporation of Shepherdstown, West
	Virginia, Water Revenue Bonds, 3.300%, 3/1/2032 Fairmont State University, West Virginia, Revenue Bonds:	387,007
765,000	Series A, 5.000%, 6/1/2024	883,055
1,400,000	Series B, 3.000%, 6/1/2024	1,430,338
1,000,000	Series B, 3.100%, 6/1/2025	1,022,620
1,510,000	Fayette County, West Virginia Board of Education Pass Through Certificates Revenue Bonds, 3.250%, 10/1/2033(1)	1,510,468

Shares/Principal Amount		Value
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
$355,000	Series A, 3.000%, 1/1/2029	$345,812
380,000	Series A, 3.000%, 1/1/2031	363,535
1,660,000	Series A, 4.250%, 1/1/2035	1,732,492
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	311,178
250,000	Series A, 4.000%, 2/1/2023	259,545
450,000	Series A, 3.000%, 2/1/2025	460,120
750,000	Series A, 3.125%, 2/1/2026	767,333
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,498,897
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	209,644
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	1,064,540
1,000,000	Series A, 4.000%, 12/1/2029	1,123,160
1,210,000	Series A, 4.000%, 12/1/2030	1,348,751
1,000,000	Series A, 4.000%, 12/1/2031	1,108,330
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	3,133,260
635,000	3.000%, 6/1/2034	661,943
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,836,372
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	626,112
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,629,377
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	270,862

24	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2019 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
$1,250,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	$1,317,100
500,000	State of West Virginia, 5.000%, 6/1/2033	621,840
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	690,697
1,220,000	3.000%, 6/1/2023	1,292,895
795,000	3.000%, 6/1/2026	841,563
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
3,000,000	Series A, 5.375%, 7/1/2021	3,193,620
2,505,000	Series C, 5.375%, 7/1/2021	2,666,673
500,000	West Virginia Commissioner Of
	Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	618,890
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	706,381
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,829,117
500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 5.000%, 6/1/2022	531,960
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,346,240
755,000	Series B, 3.500%, 11/1/2026	795,944
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	922,171
860,000	4.750%, 6/1/2022	862,047

Shares/Principal Amount		Value
$1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	$1,654,356
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,669,448
315,000	Series A, 3.375%, 6/1/2029	331,717
365,000	Series B, 3.375%, 10/1/2023	379,206
390,000	Series B, 3.500%, 10/1/2024	405,697
415,000	Series B, 3.625%, 10/1/2025	432,210
435,000	Series B, 3.750%, 10/1/2026	453,892
545,000	Series C, 3.000%, 6/1/2023	573,514
310,000	Series C, 3.500%, 6/1/2030	326,833
515,000	Series D, 5.000%, 6/1/2025	610,847
600,000	Series D, 3.250%, 6/1/2028	630,354
330,000	Series D, 3.375%, 6/1/2029	347,513
355,000	Series D, 3.500%, 6/1/2030	374,277
500,000	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project), 3.000%, 12/15/2019	502,095
	West Virginia Economic Development Authority Lottery Revenue Bonds:
305,000	Series A, 5.000%, 6/15/2028	315,678
1,000,000	Series A, 5.000%, 7/1/2032	1,212,120
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,542,885
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	2,066,917
10,000	Series A, 4.000%, 4/1/2020	10,205
485,000	Series A, 5.000%, 4/1/2026	498,512
360,000	Series B, 3.200%, 4/1/2024	374,357
375,000	Series B, 3.375%, 4/1/2025	391,762
385,000	Series B, 3.500%, 4/1/2026	403,049
400,000	Series B, 3.600%, 4/1/2027	418,672
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,108,980

Semi-Annual Report | June 30, 2019	25

Portfolio of Investments

WesMark West Virginia Municipal Bond Fund	June 30, 2019 (Unaudited)

Shares/Principal Amount		Value
$585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	$629,086
	West Virginia Housing Development Fund:
1,500,000	3.700%, 11/1/2032	1,598,955
500,000	3.375%, 11/1/2034	523,350
25,000	West Virginia Housing Development Fund Revenue Bonds, Series A, 3.800%, 11/1/2024	25,094
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	521,235
700,000	Series A, 3.125%, 7/1/2026	731,661
370,000	Series B, 4.000%, 7/1/2023	379,465
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	584,890
515,000	Series A, 5.000%, 7/1/2026	584,520
535,000	Series A, 5.000%, 7/1/2027	605,887
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	316,122
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	521,860
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	543,905
675,000	West Virginia State Housing Development Bonds, Series B, 3.800%, 11/1/2035	698,841
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, Series A, 3.450%, 11/1/2033	526,565
	West Virginia State University Revenue Bonds:
335,000	Series A, 3.000%, 10/1/2020	327,610
340,000	Series A, 2.550%, 10/1/2021	323,387

Shares/Principal Amount		Value
$1,150,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	$1,361,393
	West Virginia University Revenue Bonds (West Virginia University Project):
500,000	Series A, 5.000%, 10/1/2027	552,990
345,000	Series B, 5.000%, 10/1/2025	371,510
750,000	Series B, 4.125%, 10/1/2031	785,032
500,000	West Virginia Water Development
	Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	598,315
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	3,161,845
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	481,114
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	271,068
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,509,390
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	636,369
600,000	Series A-II, 3.250%, 11/1/2025	635,106
550,000	Series A-II, 5.000%, 11/1/2025	660,027
650,000	Series A-II, 5.000%, 11/1/2026	796,530
800,000	Series A-II, 3.000%, 11/1/2027	855,408
300,000	Series A-II, 3.125%, 11/1/2028	319,941
725,000	Series B-II, 4.000%, 11/1/2025	784,450
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	305,508

26	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2019 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
$500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds, 5.000%, 6/1/2033	$619,995
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	1,066,300
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	899,990
		113,446,535
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $111,077,067)		115,268,098

SHORT TERM INVESTMENTS-2.1%
	Mutual Funds-2.1%
2,429,576	Federated Government Obligations Fund 7-Day Yield 2.277% (at net asset value)	2,429,576

TOTAL SHORT TERM INVESTMENTS
(Cost $2,429,576)		2,429,576

TOTAL INVESTMENTS-99.4%
(Cost $113,506,643)		117,697,674
OTHER ASSETS AND LIABILITIES-NET(2)-0.6%		765,671
NET ASSETS-100.0%		$118,463,345

(1)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $1,510,468 or 1.28% of net assets.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2019.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2019	27

Portfolio of Investments Summary Table

WesMark Tactical Opportunity Fund	June 30, 2019 (Unaudited)

At June 30, 2019, the Fund's Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
EXCHANGE TRADED FUNDS (ETF)	79.0%
SHORT TERM INVESTMENTS(2)	21.0%
OTHER ASSETS AND LIABILITIES - NET(3)	-0.0%(4)
TOTAL NET ASSETS	100.0%

At June 30, 2019, the Fund's Category composition(5) was as follows:

Category Composition	Percentage of Total Net Assets
U.S. Sector Focused Equity	24.0%
Investment Grade Corporate Fixed Income	18.3%
U.S. Value Company Focused Equity	12.7%
International (ex. U.S.) Equity	11.6%
U.S. Small and Mid Cap Equity	5.6%
Commodities	2.8%
Broad Domestic Fixed Income	2.0%
U.S. Broad Diversified Equity	2.0%
ETF Portfolio Sub-Total	79.0%
Short Term Investments(2)	21.0%
Other Assets and Liabilities - Net(3)	-0.0%(4)
Total Net Assets	100.0%

(1)	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short Term Investments include investment in a money market mutual fund.
(3)	Assets, including written options, less liabilities.
(4)	Amount represents less than 0.05% of net assets.
(5)	Securities are assigned to a category classification by the Fund's advisor.

28	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2019 (Unaudited)	WesMark Tactical Opportunity Fund

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-79.0%
BROAD DOMESTIC FIXED INCOME-2.0%
5,888	iShares® 20+ Year Treasury Bond ETF	$781,985

TOTAL BROAD DOMESTIC FIXED INCOME		781,985

COMMODITIES-2.8%
8,230	SPDR® Gold Shares(1)(2)	1,096,236

TOTAL COMMODITIES		1,096,236

INTERNATIONAL (EX. U.S.) EQUITY-11.6%
24,519	iShares® Edge MSCI USA Quality Factor ETF	2,242,753
35,278	iShares® MSCI EAFE ETF(1)	2,318,823

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		4,561,576

INVESTMENT GRADE CORPORATE FIXED INCOME-18.3%
88,674	Vanguard® Short-Term Corporate Bond ETF	7,154,218

TOTAL INVESTMENT GRADE CORPORATE FIXED INCOME		7,154,218

U.S. BROAD DIVERSIFIED EQUITY-2.0%
28,235	Wisdomtree® Cboe S&P 500® Putwrite Strategy Fund	777,925

TOTAL U.S. BROAD DIVERSIFIED EQUITY		777,925

U.S. SECTOR FOCUSED EQUITY-24.0%
17,649	Consumer Staples Select Sector SPDR® Fund(1)	1,024,877
42,142	Financial Select Sector SPDR® Fund(1)	1,163,119
4,119	Health Care Select Sector SPDR® Fund	381,584
17,628	SPDR® S&P 500® ETF Trust(1)	5,165,004
20,089	Technology Select Sector SPDR® Fund(1)	1,567,746
1,412	Utilities Select Sector SPDR® Fund	84,198

TOTAL U.S. SECTOR FOCUSED EQUITY		9,386,528

Shares/Principal Amount		Value
U.S. SMALL AND MID CAP EQUITY-5.6%
14,039	iShares® Russell 2000® ETF(1)	$2,183,065

TOTAL U.S. SMALL AND MID CAP EQUITY		2,183,065

U.S. VALUE COMPANY FOCUSED EQUITY-12.7%
61,860	Vanguard® Mega Cap Value ETF	4,979,730

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		4,979,730

TOTAL EXCHANGE TRADED FUNDS
(Cost $29,140,425)		30,921,263

SHORT TERM INVESTMENTS-21.0%
	Mutual Funds-21.0%
8,208,549	Federated Government Obligations Fund 7-Day Yield 2.277% (at net asset value)	8,208,549

TOTAL SHORT TERM INVESTMENTS
(Cost $8,208,549)		8,208,549

TOTAL INVESTMENTS-100.0%
(Cost $37,348,974)		39,129,812
OTHER ASSETS AND LIABILITIES-NET(3)-(0.0)%(4)		(14,274)
NET ASSETS-100.0%		$39,115,538

(1)	Pledged security, a portion or all of the security is pledged as collateral for written options as of June 30, 2019.
(2)	Non-income producing security.
(3)	Assets, including written options, less liabilities.
(4)	Amount represents less than 0.05% of net assets.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2019.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2019	29

Portfolio of Investments

WesMark Tactical Opportunity Fund	June 30, 2019 (Unaudited)

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Notional Value	Value
Consumer Staples Select Sector SPDR Fund	$58.00	07/19/2019	100	$(3,646)	$580,700	$(7,600)
Financial Select Sector SPDR Fund	$27.00	07/19/2019	150	(7,869)	414,000	(12,750)
iShares MSCI EAFE ETF	$66.00	07/19/2019	100	(5,146)	657,300	(5,600)
iShares Russell 2000 ETF	$161.00	07/19/2019	70	(9,832)	1,088,500	(4,130)
SPDR Gold Shares	$126.00	07/19/2019	80	(6,597)	1,065,600	(58,880)
SPDR S&P 500 ETF Trust	$297.00	07/19/2019	100	(14,746)	2,930,000	(23,600)
Technology Select Sector SPDR Fund	$76.00	07/19/2019	50	(3,123)	390,200	(16,000)
Technology Select Sector SPDR Fund	$79.00	07/19/2019	132	(8,904)	1,030,128	(13,992)
				$(59,863)	$8,156,428	$(142,552)

See Notes to Financial Statements which are an integral part of the Financial Statements.

30	www.wesmarkfunds.com

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
ASSETS:

Investments in securities, at value (cost - see below)	$92,191,386	$328,731,892	$109,061,589	$234,593,639	$117,697,674	$39,129,812
Cash	16,204	–	53,693	–	–	685

RECEIVABLE FOR:
Dividends and interest	50,822	309,743	310,841	1,071,936	986,677	67,472
Investments sold	455,117	–	98,259	122,692	–	–
Fund shares sold	604,058	836,132	1,093,710	1,123,062	29,411	190,177
Receivable due from adviser	–	–	4	–	–	–
Prepaid expenses	4,312	18,018	11,369	14,560	7,888	9,676
Total Assets	93,321,899	329,895,785	110,629,465	236,925,889	118,721,650	39,397,822

LIABILITIES:

PAYABLE FOR:
Written options, at value (Premiums received $–, $–, $–, $–, $– and $59,863)	–	–	–	–	–	142,552
Investments purchased	271,245	–	–	728,619	–	–
Fund shares redeemed	423,635	2,486,613	976,613	2,437,849	11,154	110,601
Income distribution payable	–	–	–	403,681	184,608	–
Investment advisory fees	91	63	–	17	1	3
Fund Accounting and Administration fees	10,729	19,496	16,129	33,357	24,978	7,221
Audit, Tax, and Legal expenses	12,377	12,377	12,377	12,377	9,628	12,615
Shareholder services fee (Note 5)	19,597	72,721	23,976	50,259	24,755	7,471
Transfer agency expenses	3,540	6,166	4,108	3,902	2,325	1,467
Registration expenses	98	–	430	–	271	–
Printing and Postage expenses	3	3	4	3	3	3
Trustees' fees and expenses	69	69	69	69	69	69
Chief compliance officer fees	513	513	513	515	513	–
Other accrued liabilities and expenses	1,633	454	–	–	–	282
Total Liabilities	743,530	2,598,475	1,034,219	3,670,648	258,305	282,284
Net Assets	$92,578,369	$327,297,310	$109,595,246	$233,255,241	$118,463,345	$39,115,538

Semi-Annual Report | June 30, 2019	31

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
NET ASSETS CONSIST OF :

Paid-in capital	$62,452,479	$172,065,026	$84,918,595	$232,405,964	$114,185,838	$36,872,829
Total distributable earnings	$30,125,890	$155,232,284	$24,676,651	$849,277	$4,277,507	$2,242,709
Net Assets	$92,578,369	$327,297,310	$109,595,246	$233,255,241	$118,463,345	$39,115,538

Shares Outstanding, No Par Value, Unlimited Shares Authorized	7,617,664	16,571,895	8,488,200	23,433,110	11,133,632	3,572,859
Net asset value, offering price & redemption price per share	$12.15	$19.75	$12.91	$9.95	$10.64	$10.95
Investments, at identified cost	$61,758,857	$185,534,952	$86,844,069	$232,187,545	$113,506,643	$37,348,974

See Notes to Financial Statements which are an integral part of the Financial Statements.

32	www.wesmarkfunds.com

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes*	$311,725	$1,990,229	$985,615	$–	$–	$413,101
Interest	62,903	216,586	632,660	3,291,639	1,763,970	24,783
Total Investment Income	374,628	2,206,815	1,618,275	3,291,639	1,763,970	437,884
EXPENSES:
Investment adviser fee (Note 5)	342,404	1,180,537	399,400	689,975	345,189	140,398
Fund Accounting and Administration fees (Note 5)	51,902	105,348	60,419	102,850	70,840	37,368
Custodian fees (Note 5)	10,064	19,624	9,053	15,098	8,820	6,162
Transfer agency expenses (Note 5)	16,282	27,514	19,767	16,992	12,344	8,691
Trustees' fees and expenses (Note 8)	12,603	24,142	13,478	20,163	13,972	9,807
Audit and tax expenses	9,413	9,413	9,413	9,413	9,413	9,413
Legal expenses	7,862	7,862	7,862	7,862	11,065	8,102
Shareholder services fee (Note 5)	114,135	393,512	133,133	287,490	143,829	46,799
Registration expenses	7,029	7,159	6,853	6,571	2,868	5,598
Printing and Postage expenses	3,176	3,180	3,163	3,155	3,149	3,189
Insurance premiums	2,144	7,123	2,371	4,800	2,348	761
Miscellaneous	1,973	6,656	2,225	4,881	2,292	455
Net Expenses	578,987	1,792,070	667,137	1,169,250	626,129	276,743
Net Investment Income (Loss)	(204,359)	414,745	951,138	2,122,389	1,137,841	161,141
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	593,857	14,824,201	2,093,147	28,826	135,302	531,951
Net realized gain on written options	–	152,782	51,419	–	–	76,879
Net change in unrealized appreciation (depreciation) of investments	11,305,261	35,217,096	7,735,008	6,768,082	2,680,507	2,744,417
Net change in unrealized appreciation (depreciation) of written options	–	–	–	–	–	(82,689)
Net realized and unrealized gain on investments	11,899,118	50,194,079	9,879,574	6,796,908	2,815,809	3,270,558
Net Increase in Net Assets Resulting from Operations	$11,694,759	$50,608,824	$10,830,712	$8,919,297	$3,953,650	$3,431,699
*Foreign tax withholding	$–	$31,010	$20,436	$–	$–	$–

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2019	33

Statements of Changes in Net Assets

	WesMark Small Company Growth Fund		WesMark Growth Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$(204,359)	$(437,176)	$414,745	$657,161
Net realized gain	593,857	7,797,858	14,976,983	13,784,872
Net change in unrealized appreciation (depreciation)	11,305,261	(20,968,952)	35,217,096	(33,265,091)
Net increase (decrease) in net assets resulting from operations	11,694,759	(13,608,270)	50,608,824	(18,823,058)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	–	(9,403,046)	(340,871)	(30,494,326)
Decrease in net assets from distributions to shareholders	–	(9,403,046)	(340,871)	(30,494,326)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	4,315,218	10,491,950	8,051,814	28,385,215
Shares issued in reinvestment of distributions	–	3,198,515	113,274	10,179,268
Cost of shares redeemed	(4,870,313)	(10,301,181)	(18,576,515)	(49,788,102)
Net increase (decrease) resulting from beneficial interest transactions	(555,095)	3,389,284	(10,411,427)	(11,223,619)
Net Increase (Decrease) in Net Assets	11,139,664	(19,622,032)	39,856,526	(60,541,003)

NET ASSETS:
Beginning of Period	81,438,705	101,060,737	287,440,784	347,981,787
End of Period	$92,578,369	$81,438,705	$327,297,310	$287,440,784

See Notes to Financial Statements which are an integral part of the Financial Statements.

34	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$951,138	$1,926,385	$2,122,389	$4,298,716
Net realized gain	2,144,566	3,758,491	28,826	120,468
Net change in unrealized appreciation (depreciation)	7,735,008	(10,648,264)	6,768,082	(1,931,374)
Net increase (decrease) in net assets resulting from operations	10,830,712	(4,963,388)	8,919,297	2,487,810

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(991,705)	(5,899,593)	(2,422,087)	(4,926,117)
Decrease in net assets from distributions to shareholders	(991,705)	(5,899,593)	(2,422,087)	(4,926,117)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	6,361,124	12,962,916	11,630,174	20,421,630
Shares issued in reinvestment of distributions	166,635	1,015,635	310,785	651,183
Cost of shares redeemed	(8,664,271)	(17,621,273)	(15,433,125)	(38,335,303)
Net decrease resulting from beneficial interest transactions	(2,136,512)	(3,642,722)	(3,492,166)	(17,262,490)
Net Increase (Decrease) in Net Assets	7,702,495	(14,505,703)	3,005,044	(19,700,797)

NET ASSETS:
Beginning of Period	101,892,751	116,398,454	230,250,197	249,950,994
End of Period	$109,595,246	$101,892,751	$233,255,241	$230,250,197

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2019	35

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund		WesMark Tactical Opportunity Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$1,137,841	$2,299,797	$161,141	$179,640
Net realized gain (loss)	135,302	(48,870)	608,830	(186,480)
Net change in unrealized appreciation (depreciation)	2,680,507	(1,621,537)	2,661,728	(2,093,906)
Net increase (decrease) in net assets resulting from operations	3,953,650	629,390	3,431,699	(2,100,746)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(1,137,841)	(2,299,753)	(66,428)	(199,253)
Decrease in net assets from distributions to shareholders	(1,137,841)	(2,299,753)	(66,428)	(199,253)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	4,568,595	8,572,514	2,445,243	12,326,887
Shares issued in reinvestment of distributions	172,401	379,318	6,673	22,049
Cost of shares redeemed	(3,438,258)	(8,975,963)	(2,436,076)	(2,337,486)
Net increase (decrease) resulting from beneficial interest transactions	1,302,738	(24,131)	15,840	10,011,450
Net Increase (Decrease) in Net Assets	4,118,547	(1,694,494)	3,381,111	7,711,451

NET ASSETS:
Beginning of Period	114,344,798	116,039,292	35,734,427	28,022,976
End of Period	$118,463,345	$114,344,798	$39,115,538	$35,734,427

See Notes to Financial Statements which are an integral part of the Financial Statements.

36	www.wesmarkfunds.com

Financial Highlights

WesMark Small Company Growth Fund

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$10.63		$13.90	$13.32	$12.58	$13.79	$13.75
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.03)		(0.05)	(0.04)	0.03	(0.06)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	1.55		(1.89)	1.81	1.41	(0.32)	0.51
Total from Investment Operations	1.52		(1.94)	1.77	1.44	(0.38)	0.42

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	–		–	–	(0.04)	–	–
From Net Realized Gain on Investments	–		(1.33)	(1.19)	(0.66)	(0.83)	(0.38)
Total Distributions	–		(1.33)	(1.19)	(0.70)	(0.83)	(0.38)
Net Asset Value, End of Year	$12.15		$10.63	$13.90	$13.32	$12.58	$13.79

Total Return	14.30	%(1)	(13.72)%	13.19%	11.42%	(2.87)%	3.08%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.27	%(2)	1.25%	1.24%	1.23%	1.22%	1.22%
Net Investment Income/(Loss)	(0.45	)%(2)	(0.43)%	(0.33)%	0.26%	(0.47)%	(0.66)%
Net Assets Value End of Year (000 omitted)	$92,578		$81,439	$101,061	$96,736	$92,255	$97,317
Portfolio Turnover Rate	25	%(3)	88%	49%	41%	45%	16%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2019	37

Financial Highlights

WesMark Growth Fund

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$16.80		$20.00	$17.37	$18.10	$19.12	$17.89
Income (Loss) from Investment Operations:
Net Investment Income	0.02		0.04	0.03	0.07	0.09	0.08
Net Realized and Unrealized Gain (Loss) on Investments	2.95		(1.32)	4.19	0.03	(0.45)	1.82
Total from Investment Operations	2.97		(1.28)	4.22	0.10	(0.36)	1.90

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.02)		(0.04)	(0.03)	(0.07)	(0.09)	(0.08)
From Net Realized Gain on Investments	–		(1.88)	(1.56)	(0.76)	(0.57)	(0.59)
Total Distributions	(0.02)		(1.92)	(1.59)	(0.83)	(0.66)	(0.67)
Net Asset Value, End of Year	$19.75		$16.80	$20.00	$17.37	$18.10	$19.12

Total Return	17.68	%(1)	(6.19)%	24.22%	0.51%	(1.94)%	10.66%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.14	%(2)	1.13%	1.13%	1.15%	1.14%	1.14%
Net Investment Income	0.26	%(2)	0.19%	0.13%	0.40%	0.43%	0.47%
Net Assets Value End of Year (000 omitted)	$327,297		$287,441	$347,982	$314,067	$333,729	$359,487
Portfolio Turnover Rate	23	%(3)	37%	37%	61%	21%	16%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

38	www.wesmarkfunds.com

Financial Highlights

WesMark Balanced Fund

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$11.77		$13.05	$12.30	$11.65	$12.67	$12.09
Income (Loss) from Investment Operations:
Net Investment Income	0.11		0.23	0.22	0.20	0.19	0.20
Net Realized and Unrealized Gain (Loss) on Investments	1.15		(0.82)	1.09	0.92	(0.43)	0.70
Total from Investment Operations	1.26		(0.59)	1.31	1.12	(0.24)	0.90

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.12)		(0.23)	(0.21)	(0.21)	(0.20)	(0.19)
From Net Realized Gain on Investments	–		(0.46)	(0.35)	(0.26)	(0.58)	(0.13)
Total Distributions	(0.12)		(0.69)	(0.56)	(0.47)	(0.78)	(0.32)
Net Asset Value, End of Year	$12.91		$11.77	$13.05	$12.30	$11.65	$12.67

Total Return	10.70	%(1)	(4.58)%	10.77%	9.68%	(1.94)%	7.50%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.25	%(2)	1.24%	1.23%	1.23%	1.22%	1.22%
Net Investment Income	1.78	%(2)	1.69%	1.71%	1.69%	1.57%	1.57%
Net Assets Value End of Year (000 omitted)	$109,595		$101,893	$116,398	$106,577	$101,049	$102,402
Portfolio Turnover Rate	15	%(3)	35%	23%	49%	30%	18%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2019	39

Financial Highlights

WesMark Government Bond Fund

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$9.68		$9.77	$9.84	$9.94	$10.03	$9.78
Income (Loss) from Investment Operations:
Net Investment Income	0.09		0.17	0.21	0.14	0.14	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.28		(0.06)	(0.09)	(0.06)	(0.06)	0.27
Total from Investment Operations	0.37		0.11	0.12	0.08	0.08	0.43

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.10)		(0.20)	(0.19)	(0.17)	(0.17)	(0.18)
From Net Realized Gain on Investments	–		–	–	(0.01)	–	0.00 (1)
Total Distributions	(0.10)		(0.20)	(0.19)	(0.18)	(0.17)	(0.18)
Net Asset Value, End of Year	$9.95		$9.68	$9.77	$9.84	$9.94	$10.03

Total Return	3.86	%(2)	1.15%	1.20%	0.79%	0.81%	4.43%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.02	%(3)	1.01%	1.00%	1.01%	1.00%	1.00%
Net Investment Income	1.85	%(3)	1.81%	2.19%	1.41%	1.51%	1.64%
Net Assets Value End of Year (000 omitted)	$233,255		$230,250	$249,951	$248,517	$258,097	$271,979
Portfolio Turnover Rate	11	%(4)	17%	26%	33%	13%	17%

(1)	Less than $0.005 per share.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

40	www.wesmarkfunds.com

Financial Highlights

WesMark West Virginia Municipal Bond Fund

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$10.38		$10.54	$10.36	$10.57		$10.59	$10.16
Income (Loss) from Investment Operations:
Net Investment Income	0.10		0.21	0.21	0.21		0.23	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.26		(0.16)	0.19	(0.20)		(0.01)	0.44
Total from Investment Operations	0.36		0.05	0.40	0.01		0.22	0.69

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.10)		(0.21)	(0.21)	(0.21)		(0.23)	(0.25)
From Net Realized Gain on Investments	–		–	(0.01)	(0.01)		(0.01)	(0.01)
Total Distributions	(0.10)		(0.21)	(0.22)	(0.22)		(0.24)	(0.26)
Net Asset Value, End of Year	$10.64		$10.38	$10.54	$10.36		$10.57	$10.59

Total Return	3.51	%(1)	0.47%	3.90%	0.06%		2.14%	6.87%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.09	%(2)	1.09%	1.08%	1.05%		0.96%	0.96%
Net Investment Income	1.98	%(2)	2.00%	2.01%	2.01%		2.19%	2.38%
Expense Waiver/Reimbursement(3)	–		–	–	0.02	%(4)	0.10%	0.10%

Net Assets Value End of Year (000 omitted)	$118,463		$114,345	$116,039	$118,168		$118,456	$120,968
Portfolio Turnover Rate	5	%(5)	10%	7%	17%		15%	15%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(4)	As of February 29, 2016, the waiver was voluntarily terminated by the Adviser.
(5)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2019	41

Financial Highlights

WesMark Tactical Opportunity Fund

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Period Ended December 31, 2017(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Period	$10.01		$10.62	$10.00
Income (Loss) from Investment Operations:
Net Investment Income	0.05		0.05	0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.91		(0.60)	0.80
Total from Investment Operations	0.96		(0.55)	0.84

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.02)		(0.04)	(0.05)
From Net Realized Gain on Investments	–		(0.02)	(0.17)
Total Distributions	(0.02)		(0.06)	(0.22)
Net Asset Value, End of Period	$10.95		$10.01	$10.62

Total Return	9.58	%(2)	(5.20)%	8.33	%(2)

RATIOS TO AVERAGE NET ASSETS

Net Expenses(3)	1.48	%(4)	1.56%	1.75	%(4)
Net Investment Income(3)(5)	0.86	%(4)	0.55%	0.50	%(4)
Expense Waiver/Reimbursement(6)	–		–	0.23	%(4)
Net Assets Value End of Period (000 omitted)	$39,116		$35,734	$28,023
Portfolio Turnover Rate	77	%(7)	145%	88%

(1)	The WesMark Tactical Opportunity Fund commenced operations on March 1, 2017.
(2)	Total return not annualized for periods less than one full year.
(3)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying investment companies in which the Fund invests.
(4)	Ratios for periods of less than a year are annualized.
(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(7)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

42	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.	ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”), which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

››	Fixed-income securities acquired with remaining maturities greater than 60 days are valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued using price evaluations provided by a pricing service approved by the Trustees. They may also be valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates value.

››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Semi-Annual Report | June 30, 2019	43

Notes to Financial Statements

June 30, 2019 (Unaudited)

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation approach used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation approach. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

44	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2019 (Unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the Funds’ investments carried at fair value:

Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$84,914,746	$–	$–	$84,914,746
Exchange Traded Funds	2,382,015	–	–	2,382,015
Short Term Investments	4,894,625	–	–	4,894,625
Total	$92,191,386	$–	$–	$92,191,386

Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$319,911,810	$–	$–	$319,911,810
Exchange Traded Funds	7,414,564	–	–	7,414,564
Short Term Investments	1,405,518	–	–	1,405,518
Total	$328,731,892	$–	$–	$328,731,892

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$67,305,615	$–	$–	$67,305,615
Exchange Traded Funds	929,912	–	–	929,912
Corporate Bonds	–	17,117,530	–	17,117,530
U.S. Government Agency - Collateralized Mortgage Obligations	–	2,850,604	–	2,850,604
U.S. Government Agency - Mortgage Backed Securities	–	12,036,497	–	12,036,497
U.S. Government Agency Securities	–	4,020,249	–	4,020,249
Taxable Municipal Bonds	–	4,033,462	–	4,033,462
Short Term Investments	767,720	–	–	767,720
Total	$69,003,247	$40,058,342	$–	$109,061,589

Semi-Annual Report | June 30, 2019	45

Notes to Financial Statements

June 30, 2019 (Unaudited)

Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$135,759,771	$–	$135,759,771
U.S. Government Agency - Mortgage Backed Securities	–	43,150,082	–	43,150,082
U.S. Treasury Bonds	–	7,850,742	–	7,850,742
Taxable Municipal Bonds	–	44,498,194	–	44,498,194
Non-Taxable Municipal Bonds	–	1,420,689	–	1,420,689
Short Term Investments	1,914,161	–	–	1,914,161
Total	$1,914,161	$232,679,478	$–	$234,593,639

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$115,268,098	$–	$115,268,098
Short Term Investments	2,429,576	–	–	2,429,576
Total	$2,429,576	$115,268,098	$–	$117,697,674

Tactical Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$30,921,263	$–	$–	$30,921,263
Short Term Investments	8,208,549	–	–	8,208,549
Total	$39,129,812	$–	$–	$39,129,812

Other Financial Instruments
Liabilities
Written Options	$(142,552)	$–	$–	$(142,552)
Total	$(142,552)	$–	$–	$(142,552)

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2019. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

46	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2019 (Unaudited)

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund, Growth Fund, and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, Government Bond Fund, West Virginia Municipal Bond Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the year ended December 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income is earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Report | June 30, 2019	47

Notes to Financial Statements

June 30, 2019 (Unaudited)

Derivative Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities. As of June 30, 2019, all options held are exchange-traded and not subject to master netting arrangements.

A Fund may buy and/or sell the following types of options:

Call Options - A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; or

››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options - A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; or

››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

48	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2019 (Unaudited)

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2019:

Risk Exposure	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value		Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
WesMark Tactical Opportunity Fund
Equity Contracts (Written Options)	N/A		N/A	Written options, at value	$142,552
Total		$	N/A		$142,552

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019:

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
WesMark Growth Fund
Equity Contracts (Written Options)	Net realized gain (loss) on written options/Net change in unrealized appreciation (depreciation) of written options	$152,782	$–
Total		$152,782	$–
WesMark Balanced Fund
Equity Contracts (Written Options)	Net realized gain (loss) on written options/Net change in unrealized appreciation (depreciation) of written options	$51,419	$–
Total		$51,419	$–
WesMark Tactical Opportunity Fund
Equity Contracts (Purchased options)	Net realized gain (loss) on investments/Net change in unrealized appreciation (depreciation) on investments	$(5,056)	$–
Equity Contracts (Written Options)	Net realized gain (loss) on written options/Net change in unrealized appreciation (depreciation) of written options	$76,879	$(82,689)
Total		$71,823	$(82,689)

The WesMark Growth Fund, Balanced Fund and Tactical Opportunity Fund had average written call option notional value of $(2,175,193), $(857,163), and $(6,220,636), respectively, during the six months ended June 30, 2019. The Tactical Opportunity Fund had average purchased option notional value of $285,807 during the six months ended June 30, 2019.

Semi-Annual Report | June 30, 2019	49

Notes to Financial Statements

June 30, 2019 (Unaudited)

3.	SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Small Company Growth Fund
Shares sold	358,480	820,071
Shares issued to shareholders in payment of distributions declared	–	307,846
Shares redeemed	(402,084)	(736,004)
Net increase/(decrease) resulting from share transactions	(43,604)	391,913
Common shares outstanding, end of period	7,617,664	7,661,268

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Growth Fund
Shares sold	429,497	1,510,304
Shares issued to shareholders in payment of distributions declared	5,903	617,593
Shares redeemed	(976,694)	(2,415,437)
Net decrease resulting from share transactions	(541,294)	(287,540)
Common shares outstanding, end of period	16,571,895	17,113,189

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Balanced Fund
Shares sold	508,091	1,016,408
Shares issued to shareholders in payment of distributions declared	13,320	84,552
Shares redeemed	(687,047)	(1,363,863)
Net decrease resulting from share transactions	(165,636)	(262,903)
Common shares outstanding, end of period	8,488,200	8,653,836

50	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2019 (Unaudited)

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Government Bond Fund
Shares sold	1,189,595	2,133,501
Shares issued to shareholders in payment of distributions declared	31,710	68,041
Shares redeemed	(1,574,644)	(3,997,014)
Net decrease resulting from share transactions	(353,339)	(1,795,472)
Common shares outstanding, end of period	23,433,110	23,786,449

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
West Virginia Municipal Bond Fund
Shares sold	433,847	827,004
Shares issued to shareholders in payment of distributions declared	16,367	36,690
Shares redeemed	(327,479)	(866,733)
Net increase/(decrease) resulting from share transactions	122,735	(3,039)
Common shares outstanding, end of period	11,133,632	11,010,897

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Tactical Opportunity Fund
Shares sold	230,627	1,151,195
Shares issued to shareholders in payment of distributions declared	624	2,229
Shares redeemed	(229,871)	(219,865)
Net increase resulting from share transactions	1,380	933,559
Common shares outstanding, end of period	3,572,859	3,571,479

Semi-Annual Report | June 30, 2019	51

Notes to Financial Statements

June 30, 2019 (Unaudited)

4.	FEDERAL TAX INFORMATION AND TAX BASIS

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences were primarily attributable to treatment of net operating losses and treatment of non-deductible expenses. For the Funds’ most recent year ended December 31, 2018, permanent differences identified and reclassified among the components of net assets were as follows:

Fund Name	Paid-in Capital	Total Distributable earnings
Small Company Growth Fund	$(419,363)	$419,363
Growth Fund	$–	$–
Balanced Fund	$–	$–
Government Bond Fund	$–	$–
West Virginia Municipal Bond Fund	$–	$–
Tactical Opportunity Fund	$(7,255)	$7,255

Net investment income (loss), net realized gains (losses), and total net assets were not affected by these reclassifications.

For federal income tax purposes, the following amounts apply as of June 30, 2019:

Fund Name	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Income Tax Purposes
Small Company Growth Fund	$32,257,744	$(1,830,731)	$30,427,013	$61,764,373
Growth Fund	$144,747,545	$(1,550,605)	$143,196,940	$185,534,952
Balanced Fund	$22,604,121	$(386,601)	$22,217,520	$86,844,069
Government Bond Fund	$3,631,149	$(1,225,055)	$2,406,094	$232,187,545
West Virginia Municipal Bond Fund	$4,311,918	$(120,887)	$4,191,031	$113,506,643
Tactical Opportunity Fund	$1,748,186	$(103,649)	$1,644,537	$37,342,723

The difference between book and tax basis for unrealized appreciation/(depreciation) for the Funds is attributable to wash sales, deferred dividends, and certain other investments.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the year ended December 31, 2018 was as follows:

	For Year Ended December 31, 2018
Fund Name	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Small Company Growth Fund	$–	$–	$9,403,046	$9,403,046
Growth Fund	$–	$1,742,667	$28,751,659	$30,494,326
Balanced Fund	$–	$1,984,219	$3,915,374	$5,899,593
Government Bond Fund	$–	$4,926,117	$–	$4,926,117
West Virginia Municipal Bond Fund	$2,256,863	$42,890	$–	$2,299,753
Tactical Opportunity Fund	$–	$193,822	$5,431	$199,253

52	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2019 (Unaudited)

As of December 31, 2018, the Funds most recent year end, the components of distributable earnings on a tax basis was as follows:

Fund Name	Undistributed net investment income	Accumulated net realized gain (loss) on investments	Other cumulative effect of timing differences	Net unrealized appreciation (depreciation) on investments	Total
Small Company Growth Fund	$–	$(690,621)	$–	$19,121,752	$18,431,131
Growth Fund	$44,927	$(3,060,440)	$–	$107,979,844	$104,964,331
Balanced Fund	$7,102	$330,152	$17,878	$14,482,512	$14,837,644
Government Bond Fund	$143,967	$(1,429,912)	$–	$(4,361,988)	$(5,647,933)
West Virginia Municipal Bond Fund	$44	$(48,870)	$–	$1,510,524	$1,461,698
Tactical Opportunity Fund	$45,137	$(165,412)	$–	$(1,002,287)	$(1,122,562)

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2018, the following amounts are available as carry forwards to the next tax year:

	Non expiring
Fund Name	ST	LT
Government Bond Fund	$433,474	$853,783
West Virginia Municipal Bond Fund	$1,513	$43,633
Tactical Opportunity Fund	$56,480	$–

The Funds elect to defer to the period ending December 31, 2019, capital losses recognized during the period November 1, 2018 to December 31, 2018 in the amount of:

Fund Name	Capital Losses
Small Company Growth Fund	$690,621
Growth Fund	$3,060,440
Government Bond Fund	$142,655
West Virginia Municipal Bond Fund	$3,724
Tactical Opportunity Fund	$108,932

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carryovers as described above.

Semi-Annual Report | June 30, 2019	53

Notes to Financial Statements

June 30, 2019 (Unaudited)

5.	INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%
Tactical Opportunity Fund	0.75%

The Adviser is contractually obligated to waive a portion of its fees and reimburse other expenses until February 28, 2020 in amounts necessary to limit the Tactical Opportunity Fund’s operating expenses (including the organizational expenses of the Fund, but excluding interest expense, fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.75%. This expense limitation arrangement may not be terminated by the Adviser prior to such date unless such termination is approved by the Trustees. The Adviser is not entitled to recoup any of the fees or expenses waived or reimbursed within this expense limitation arrangement.

For the six months ended June 30, 2019, the Adviser did not waive any fees due to expenses being under the limit.

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on the daily average aggregate net assets of the Trust for the period, subject to an annual minimum (on the Trust level). The annual minimum fee will be allocated among the Funds using an equal per-Fund allocation. Any remaining amounts of the minimum fee after the per-Fund allocation will be allocated among the Funds based upon the relative net assets of each Fund.

Transfer Agent Fee – ALPS is the Transfer Agent and Dividend Disbursing Agent for the Funds. ALPS receives an annual base fee per Fund in addition to certain out-of-pocket expenses.

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”), an affiliate of ALPS, serves as the Funds’ distributor.

The Funds' Trustees previously adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan expired on August 31, 2007, and the Funds' Trustees did not approve its renewal. Under the terms of the Plan, the Funds could have compensated the distributor from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan specified that the Funds may have incurred distribution expenses at 0.25% of the daily net assets of each Fund.

Shareholder Services Fee – Under the terms of Shareholder Services Agreements with WesBanco Bank ("WesBanco", an affiliate of the Adviser) and other financial institutions, the Funds may pay WesBanco as well as other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and other financial institutions may voluntarily choose to waive any portion of their fee, which arrangement they can modify or terminate at any time at their sole discretion.

Recordkeeping Fee – The Funds may pay recordkeeping fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

54	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2019 (Unaudited)

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2019 were as follows:

Fund	Purchases	Sales
Small Company Growth Fund	$21,674,595	$24,623,712
Growth Fund	82,547,067	69,651,494
Balanced Fund	17,027,480	12,379,896
Government Bond Fund	19,424,956	20,694,724
West Virginia Municipal Bond Fund	5,765,368	6,451,509
Tactical Opportunity Fund	27,046,637	32,899,563

Purchases and Sales of U.S. Government Securities, other than short-term securities, for the year ended June 30, 2019 were as follows:

Fund	Purchases	Sales
Balanced Fund	$3,557,985	$3,418,078
Government Bond Fund	4,844,009	10,281,424

7.	CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it is more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2019, 24% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8.	COMPENSATION OF TRUSTEES

None of the Trustees are entitled to receive any retirement, pension plan or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

9.	RECENT ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The Funds has adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of January 1, 2019, the amortized cost basis of investments was reduced by $43,968 for the Balanced Fund and unrealized appreciation of investments was increased by the same amount. The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

Semi-Annual Report | June 30, 2019	55

Shareholder Expense Example

June 30, 2019 (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

ACTUAL EXPENSES

The first line of the table below (“Actual Fund Return”) provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expense Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each fund of the table below (“Hypothetical Fund Return”) provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below (“Hypothetical Fund Return”) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expense Paid During Period(1)	Net Expense Ratios(2)
WesMark Small Company Growth Fund
Actual Fund Return	$1,000.00	$1,143.00	$6.75	1.27%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.50	$6.36	1.27%
WesMark Growth Fund
Actual Fund Return	$1,000.00	$1,176.80	$6.15	1.14%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%
WesMark Balanced Fund
Actual Fund Return	$1,000.00	$1,107.00	$6.53	1.25%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%
WesMark Government Bond Fund
Actual Fund Return	$1,000.00	$1,038.60	$5.16	1.02%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.74	$5.11	1.02%
WesMark West Virginia Municipal Bond Fund
Actual Fund Return	$1,000.00	$1,035.10	$5.50	1.09%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
WesMark Tactical Opportunity Fund
Actual Fund Return	$1,000.00	$1,095.80	$7.69	1.48%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,017.46	$7.40	1.48%

(1)	Expenses are equal to the Funds' annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(2)	Annualized, based on the Fund's most recent fiscal half-year expenses.

56	www.wesmarkfunds.com

Board Review of Advisory Contract

June 30, 2019 (Unaudited)

As required by the 1940 Act, the Board of Trustees (“Board” or “Trustees”) of the WesMark Funds (“Funds”) has reviewed, at its May 2019 meeting, the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). Prior to the May meeting the Board considered the materials to be requested from the Adviser in connection with their consideration of the renewal of the investment advisory agreement. Following a review and approval by the Funds’ Independent Trustees in executive session at the May meeting, the Board reviewed and approved the continuation of the Funds’ investment advisory agreement with the Adviser for the one-year period commencing on May 31, 2019. The Board’s decision to approve the investment advisory agreement reflects the exercise of its business judgment on whether to continue the existing arrangements.

The Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature, extent and quality of the services provided by the Adviser, including the investment performance of a Fund and the Adviser; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger and whether fee levels reflect these economies of scale; any profits or indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

In connection with its review, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board receives additional information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short-and long-term performance (in absolute terms, and when compared to certain competitor or “peer group” funds and/or other market benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of benefits received as a result of the allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the primary service providers to the Funds; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. Changing circumstances drive the criteria considered and the emphasis placed on relevant criteria.

With respect to the nature and quality of the services provided by the Adviser, the Board received and considered information concerning the nature, extent and quality of the services provided to the Funds. The Trustees considered the background and experience of the members of the portfolio management teams responsible for the day-to-day management of the Funds and considered the functioning of the portfolio management teams for the Funds. The Board concluded it was satisfied with the capabilities and commitment of the Adviser to provide high quality service to the Funds.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be useful, given the high degree of competition within the mutual fund business. While mindful that courts have cautioned against giving such comparisons too much weight, the Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser may assist in the provision of asset management services for clients of affiliates of the Adviser. The Board is aware of these arrangements and is briefed on any material changes to these arrangements.

For the one year and three year periods ended March 31, 2019, the performance of the WesMark Growth Fund, WesMark Small Company Growth Fund and West Virginia Municipal Bond Fund was below the median of the relevant peer group. The WesMark Balanced Fund’s performance for the one year period ended March 31, 2019 was at the median of the relevant peer group but for the three year period ended March 31, 2019 was below the median of the relevant peer group. The performance of the WesMark Government Bond Fund for both the one year and three year periods ending March 31, 2019 was above the median of the peer group. The performance of the WesMark Tactical Opportunity Fund for the one year period ended March 31, 2019 was above the median of the relevant peer group.

Semi-Annual Report | June 30, 2019	57

Board Review of Advisory Contract

June 30, 2019 (Unaudited)

The Board reviewed the performance of the Funds for the first quarter of 2019 and noted that the WesMark Small Company Growth Fund, was above the median of its respective peer group for the quarter, while the WesMark Growth Fund, WesMark Government Bond Fund, WesMark Balanced Fund, WesMark Tactical Opportunity Fund and the WesMark West Virginia Municipal Bond Fund were below the median of their respective peer groups for the quarter. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and the limited number of municipal bond funds dedicated to West Virginia. Overall the Board concluded that it was satisfied with the Advisor’s performance in managing the Funds. The Board will continue to monitor these efforts and performance of the Funds.

The Board requested and reviewed a report prepared by an independent rating organization which compared each of the Fund’s fees, including gross advisory fees, to a peer group for each WesMark Fund compiled by the independent rating organization. Reports were requested both including the respective WesMark Fund in the calculation of the peer group’s averages and medians, and calculated excluding each WesMark Fund. The report indicated that the gross investment advisory fee for WesMark West Virginia Municipal Bond Fund, WesMark Balanced Fund, WesMark Government Bond Fund, and WesMark Growth Fund were above the average for the selected peer groups while the gross investment advisory fee for WesMark Small Company Growth Fund and WesMark Tactical Opportunity Fund were below the average for the selected peer group, which excluded the applicable WesMark Fund from the calculation. The report indicated the gross advisory fee for the WesMark Small Company Fund and WesMark Tactical Opportunity Fund were below the respective peer group’s average net adviser fee, excluding the WesMark Funds from the calculation. The Board also reviewed the other information provided in the report such as the Funds’ total expense ratios verses those of the selected peer groups. Based on the review of the report, the Board concluded it was satisfied that the advisory fees and overall expense structure of the Funds remained competitive and was satisfied with the nature, extent and quality of the Adviser’s services. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that, each of the Funds is still of relatively small size relative to many of its peers and had not experienced meaningful asset growth, other than the relatively new WesMark Tactical Opportunity Fund, over the past year. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the adviser in managing the Funds. However, the Board noted that shareholders of a Fund may benefit from an increase in size of the Fund due to the fixed expenses of the Fund being spread over a larger asset base potentially resulting in lower expense ratios for the Funds. The Trustees also noted that the Adviser continues to make investments in investment management personnel and investment resources and that the benefits of those investments were likely to be experienced by the Funds as a whole.

The Board also receives financial information about the Adviser, including information on the profitability of the Adviser on a fund- by-fund basis. Although the Board considered the profitability of the Adviser on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is difficult to estimate satisfactorily as it involves making certain assumptions in the allocation of expenses and is a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

The Board considered, in addition to the advisory fees, the compensation and benefits received by the Adviser and its affiliates from their relationship with the Funds. This included fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research and trading services received by the Adviser from brokers (or from third parties with which these broker-dealers have arrangements) that execute fund trades (“soft dollar arrangements”). The Trustees considered the benefit to the Adviser and its affiliates from such soft dollar arrangements, including that the services received are of value to the Adviser in advising the Funds and that the Adviser might otherwise be required to separately purchase such services. The Trustees concluded that the “soft dollar” arrangements appeared to benefit the Funds and did not seem unreasonable. The Board also concluded that the amounts received by the Advisor or its affiliates for the provision of custody and shareholder servicing did not appear unreasonable.

In assessing the Adviser’s performance of its obligations, the Board also considers whether a circumstance or event has occurred that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, extent, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. The Board does not consider any one factor to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesMark family of Funds, the Board does not approach consideration of each Fund’s advisory contract as if that were the only fund offered by the Adviser.

58	www.wesmarkfunds.com

Additional Information

June 30, 2019 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-Q. These filings are also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

NOTICE TO STOCKHOLDERS

For the year ended December 31, 2018, 98.14% of the distributions from net investment income for West Virginia Municipal Bond Fund are exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2018, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	91.17%
Tactical Opportunity Fund	100.00%

For the year ended December 31, 2018, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	98.16%
Tactical Opportunity Fund	100.00%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Small Company Growth Fund, Growth Fund, Balanced Fund, and Tactical Opportunity Fund designated $9,403,046, $28,751,659, $3,915,374, and $5,431, respectively as long-term capital gain dividends.

Semi-Annual Report | June 30, 2019	59

Glossary of Terms

June 30, 2019 (Unaudited)

Investment Ratings:

Description	Standard and Poor’s Long-Term Debt Rating	Moody’s Investors Service Long- Term Bond Rating
Highest rating available. Capacity to pay interest and repay principal is extremely strong. Carry smallest degree of investment risk.	AAA	Aaa
Very strong capacity to pay interest and repay principal. Differ from AAA rated securities by very small degree. Still considered high grade obligation.	AA	Aa
Strong capacity to pay interest and repay principal although is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than those rated higher. Considered upper medium grade obligation.	A	A
Regarded as having an adequate capacity to pay interest and repay principal. Any adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay vs. those rated higher. Considered medium grade obligation.	BBB	Baa
Judged to have speculative elements, but has less near-term vulnerability to default than other speculative=e issues. Faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.	BB	Ba
Has greater vulnerability to default but currently has capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest or principal. Generally lack characteristics of the desirable investment.	B	B
Currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest.	CCC	Caa
Typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating (by S&P). Represent obligations which are speculative in a high degree.	CC	Ca
Typically applied to debt subordinated to senior debt which has been assigned an actual or implied CCC-debt rating (by S&P). Represents the lowest rated class of bonds.	C	C

Credit rating firms, such as Standard & Poor's and Moody's, use different designations consisting of upper- and lower-case letters 'A' and 'B' to identify a bond's credit quality rating. 'AAA' and 'AA' (high credit quality) and 'A' and 'BBB' (medium credit quality) are considered investment grade. Credit ratings for bonds below these designations ('BB', 'B', 'CCC', etc.) are considered low credit quality, and are commonly referred to as "junk bonds."

60	www.wesmarkfunds.com

WesMark Funds[SM]

WesMark Small Company Growth Fund	» WMKSX
WesMark Growth Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

WesBanco

WesBanco Investment Department, Investment Adviser
A Division of WesBanco Bank, Inc.

Must be accompanied or preceded by a Prospectus.

ALPS Distributors, Inc., Distributor

WMK000501

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

No changes to report.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))), are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/ David B. Ellwood
David B. Ellwood President and Chief Executive Officer (Principal Executive Officer)
Date	September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David B. Ellwood
David B. Ellwood President and Chief Executive Officer (Principal Executive Officer)
Date	September 5, 2019

By	/s/ Steven Kellas
Steven Kellas Treasurer and Chief Financial Officer (Principal Financial Officer)
Date	September 5, 2019